                        PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                                                                                  Number       Market
                       Common Stocks                                             of Shares     Value
---------------------------------------------------------                        ---------  ------------
Computers and Software (17.2%)
 American Power Conversion*
  (Leading producer of uninterruptible power supply products)                      680,000   $19,507,500
 Hewlett-Packard Company
  (Manufacturer of printers, computers, and medical
  electronic equipment)                                                            230,000    14,576,250
 Intel Corporation
  (Manufacturer of microprocessors, microcontrollers, and
  memory chips)                                                                    250,000    19,515,625
 Microsoft Corporation*
  (Personal computer software)                                                      96,000     8,592,000
                                                                                             -----------
                                                                                              62,191,375
                                                                                             -----------
Industrial Services (14.5%)
 Air Express International
  (Air freight forwarding)                                                         460,000    12,218,750
 Interpublic Group of Companies, Inc.
  (Worldwide advertising agencies)                                                 370,000    22,986,250
 Manpower, Inc.
  (Provider of non-government employment services)                                 425,000    17,159,375
                                                                                             -----------
                                                                                              52,364,375
                                                                                             -----------
Health Care (10.1%)
 Abbott Laboratories
  (Healthcare products)                                                             90,000     6,778,125
 Johnson & Johnson
  (Healthcare products)                                                            195,000    14,295,937
 Merck & Company
  (Ethical drugs and specialty chemicals)                                          122,000    15,661,750
                                                                                             -----------
                                                                                              36,735,812
                                                                                             -----------
Distributors (9.6%)
 Arrow Electronics, Inc.*
  (Distributor of electronic components and computer products)                     443,200    11,994,100
 Molex, Inc.
  (Distributor of electrical, electronic, and fiber optic interconnection          450,000    12,065,625
   products and systems)
 Sigma-Aldrich Corp.
  (Develops, manufactures, and distributes specialty chemicals)                    285,000    10,616,250
                                                                                             -----------
                                                                                              34,675,975
                                                                                             -----------
Consumer Products (7.3%)
 Coca Cola Company
  (Dominant international soft drink company)                                       18,600     1,440,337
 Gillette Company
  (Personal care products and batteries)                                            16,000     1,899,000
 Mattel, Inc.
  (Toy manufacturer)                                                               405,000    16,048,125
 Unilever Group
  (Producer and marketer of branded and packaged consumer goods)                   100,000     6,862,500
                                                                                             -----------
                                                                                              26,249,962
                                                                                             -----------
Electrical Equipment (7.2%)
 General Electric Co.
  (Diversified industrial company)                                                 172,000    14,824,250
 Emerson Electric Company
  (Manufacturer of electrical and electronic products and systems)                 170,000    11,081,875
                                                                                             -----------
                                                                                              25,906,125
                                                                                             -----------

*Non-income producing security.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                                                                      Number       Market
                Common Stocks (continued)                            of Shares     Value
-----------------------------------------------------------          ---------  ------------
Direct Marketing (6.3%)
 Amway Asia Pacific, Inc.
   (Direct marketing of household and personal items in Asia)          179,000  $  2,897,563
 Viking Office Products*
   (Direct international marketer of office products to small and
   medium sized businesses)                                            860,000    19,995,000
                                                                                ------------
                                                                                  22,892,563
                                                                                ------------
Financial Services (5.9%)
 State Street Corporation
(Provider of U.S. and global securities custodial services)            315,000    21,439,688
                                                                                ------------

Consumer Services (5.2%)
 Service Corporation International
   (Funeral service, cemetery owner/operator)                          440,000    18,672,500
                                                                                ------------

Telecommunications (4.8%)
 Hong Kong Telecommunications, Ltd.
   (International telecommunications services)                         370,000     7,746,875
 Motorola, Inc.
   (Manufacturer of communication equipment)                           160,000     9,700,000
                                                                                ------------
                                                                                  17,446,875
                                                                                ------------
Industrial Components (4.0%)
 Illinois Tool Works, Inc.
   (Manufacturer of tools, fasteners, and packaging systems)           150,000     9,712,500
 Millipore Corporation
   (Supplier of purification products)                                 133,100     4,625,225
                                                                                ------------
                                                                                  14,337,725
                                                                                ------------
Restaurants (4.0%)
 McDonald's Corporation
   (Fast food restaurants and franchising)                             240,000    14,400,000
                                                                                ------------

Miscellaneous (3.6%)
 Exxon Corp.
   (Worldwide integrated oil company)                                   40,000     2,705,000
 Steiner Leisure LTD*
   (Provider of spa services, beauty salons, and health
   clubs on cruise ships)                                              202,500    10,289,531
                                                                                ------------
                                                                                  12,994,531
                                                                                ------------

Total Common Stocks - 99.7%                                                      360,307,506
Cash and Other Assets, Less Liabilities - .3%                                      1,215,381
                                                                                ------------

Net Assets - 100%                                                               $361,522,887
                                                                                ============

Net Asset Value Per Share
(Based on 12,596,986 shares outstanding at March 31, 1998)                            $28.70
                                                                                ============

*Non-income producing security.